Income Taxes - Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
(Loss)/income before income tax expenses	¥ 648,548		¥ 197,634	¥ (432,573)
Income tax (benefit)/expenses computed at applicable tax rates of 25%	162,137		49,409	(108,143)
Non-deductible and super deduction expenses	(6,035)		(27,135)	769
Effect of tax holidays and tax rate difference	(6,514)		(263,431)	52,027
Change in valuation allowance	(137,596)		221,539	55,111
Income tax (benefit)/expenses	¥ 11,992	$ 1,739	¥ (19,618)	¥ (236)